Loss Per Share - Summary of Basic and Diluted EPS Calculations (Detail) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earning Per Share [Abstract]
Loss attributable to the parent entity	₽ (56,779)	₽ (22,264)	₽ (19,363)
Effects of the settlement of preference shares classified as equity	0	33	15
Loss attributable to ordinary equity holders of the parent entity	₽ (56,779)	₽ (22,231)	₽ (19,348)
Weighted average number of ordinary shares	205,619,832	164,605,952	128,597,975
Basic and diluted loss per share (RUB)	₽ (276.1)	₽ (135.1)	₽ (150.4)